Right-of-use assets - Schedule of Depreciation Charge on Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge on right-of-use assets	$ 7,776	$ 1,532	$ 969
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge on right-of-use assets	6,696	1,118	669
Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge on right-of-use assets	$ 1,080	$ 414	$ 300